Cambria Tactical Yield ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Tactical Yield ETF Government	100.0%
100.0%

Percentages are stated as a percent of total investments, excluding money market funds.

	Shares	Value
Short-Term Investments - 100.0%
Money Market Funds - 0.0% (a)
First American Treasury Obligations Fund - Class X, 5.20% (b)	9,094	$9,094

U.S. Treasury Bills - 100.0%	Par
5.08%, 10/31/2024 (c)	$6,335,000	6,252,831
5.15%, 03/20/2025 (c)	6,572,000	6,374,045
5.06%, 06/12/2025 (c)	6,644,000	6,376,826
		19,003,702
Total Short-Term Investments (Cost $18,993,246)		19,012,796

Total Investments - 100.0% (Cost $18,993,246)		19,012,796
Other Assets in Excess of Liabilities - 0.0% (a)		38
TOTAL NET ASSETS - 100.0%		$19,012,834

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(c)	The rate shown is the effective yield as of July 31, 2024.

Cambria Tactical Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Money Market Funds	$9,094	$–	$–	$9,094
U.S. Treasury Bills	–	19,003,702	–	19,003,702
Total Assets	$9,094	$19,003,702	$–	$19,012,796